Financial and Capital Risk Management	12 Months Ended
Dec. 31, 2025
Financial and Capital Risk Management [Abstract]
FINANCIAL AND CAPITAL RISK MANAGEMENT
18.	FINANCIAL AND CAPITAL RISK MANAGEMENT

(a)	Financial Risk Management

The Company’s activities expose it to a variety of financial risks, which include currency risk, credit risk, liquidity risk and interest rate risk.

Risk management is carried out by the Company’s management with guidance from and policies approved by the Board of Directors.

Financial Risk Factors

Foreign currency risk

Foreign currency risk arises from future commercial transactions and recognized assets and liabilities denominated in currency that is not the entity’s functional currency. The Company’s functional currency is the U.S. dollar. The Company conducts some of its operating, financing and investing activities in currencies other than the U.S. dollar. The Company is therefore subject to gains and losses due to fluctuations in these currencies relative to the U.S. dollar. The Company does not use derivative instruments to hedge exposure to foreign exchange risk.

At year end the exchange rate was COP:US$ 3,757.08 based on Banco de la Republica - Colombia (COP:US$ 4,409.15 in 2024), and COP:US$ 4,052.71 was the average in 2025 (COP:US$ 4,071.35 was the average in 2024).

At year end the exchange rate was CAD:US$ 0.7296 based on Bank of Canada (CAD:US$ 0.6950 in 2024), and CAD:US$ 0.7154 was the average in 2025 (CAD:US$ 0.7300 was the average in 2024).

The Company had the following foreign currency balances:

As at December 31, 2025	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,141,222	303,752
Cash and cash equivalents	CAD	11,407,205	8,322,782
Receivables and prepaid expenses	COP (000’s)	4,598,093	1,223,847
Long-Term VAT Receivable	COP (000’s)	14,632,386	3,884,616
Receivables and prepaid expenses	CAD	133,112	97,120
Accounts payable and accrued liabilities	COP (000’s)	(23,649,544)	(6,294,661)
Accounts payable and accrued liabilities	CAD	(69,614)	(50,791)
Provision for environmental remediation	COP (000’s)	(5,971,394)	(1,589,371)
Lease liability	COP (000’s)	(4,799,169)	(1,277,367)

As at December 31, 2024	Foreign Currency	Foreign Balance	$
Cash and cash equivalents	COP (000’s)	1,194,733	270,967
Cash and cash equivalents	CAD	42,518,337	29,549,195
Receivables and prepaid expenses	COP (000’s)	1,597,666	362,352
Long-Term VAT Receivable	COP (000’s)	9,972,248	2,261,717
Receivables and prepaid expenses	CAD	114,670	79,693
Accounts payable and accrued liabilities	COP (000’s)	(6,860,475)	(1,555,963)
Accounts payable and accrued liabilities	CAD	(24,324)	(16,904)
Warrants liability	CAD	(4,551,406)	(3,163,115)
Lease liability	COP (000’s)	(685,742)	(155,527)

The Company is exposed to foreign currency risk on fluctuations on the balances that are denominated in Canadian dollars and Colombian pesos. As at December 31, 2025, had both the Canadian dollar and the Colombian peso strengthened/weakened by 10% against U.S. dollar with all other variables held constant, the Company’s would have reported an increase/reduction in the net loss for the year ended December 31, 2025, of $29,870 and $36,507 (December 31, 2024 - $2,512,038 and $3,070,268), respectively.

Credit risk

Credit risk is the risk of loss associated with a counter party’s inability to fulfil its payment obligations. The Company’s credit risk is primarily attributable to cash and cash equivalents and receivables. The Company has no significant concentration of credit risk arising from its properties. The majority of the Company’s cash and cash equivalents are held with banks in Canada and Colombia. Funds held in banks in Colombia are limited to yearly forecasted Colombian denominated expenses. The Company limits material counterparty credit risk on these assets by dealing with financial institutions with credit ratings of at least “BBB-” or higher, or those which have been otherwise approved. Receivables mainly consist of receivables for refundable commodity taxes in Canada and Colombia. Management believes that the credit risk concentration with respect to remaining amounts receivable is minimal.

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity. The Company manages its liquidity risk by proactively mitigating exposure through cash management, including forecasting its liquidity requirements with available funds and anticipated investing and financing activities.

As at December 31, 2025, the cash balance was $129,647,421 (2024 – $38,930,957). However, the cash balance is not sufficient to continue to explore, build a mine, and meet all of its future obligations in respect of the option contracts in Note 24 if the Company elects to exercise all its options in respect of all the contracts. Thus, continued operations of the Company are dependent on its ability to develop a sufficient financing plan, receive continued financial support from existing shareholders and/or new shareholders or through other arrangements, complete sufficient public equity financing, or generate profitable operations in the future.

The following table shows the timing of contractual cash outflows related to accounts payable and accrued liabilities, lease liabilities and other long-term liabilities:

	Total	Less than 1 Year	Year 2	Year 3	Year 4	After 4 years
	$	$	$	$	$	$
Accounts payables and accrued liabilities	4,818,237	4,818,237	–	–	–	–
Provision for environmental remediation	1,857,509	705,480	843,464	96,764	158,231	53,570
Lease liability	2,260,335	986,587	857,702	142,924	147,208	125,914
Long-term liabilities	5,625,000	2,625,000	1,125,000	937,500	937,500	–
Balance, end of period	14,561,081	9,135,304	2,826,166	1,177,188	1,242,939	179,484

Interest rate risk

Interest rate risk is the impact that changes in interest rates could have on the Company’s earnings and liabilities. The Company’s cash balances are not subject to significant interest rate risk as balances are current.

(b)	Capital Management

The Company manages its capital to maintain its ability to continue as a going concern in order to pursue the exploration and evaluation of its mineral interests. The Company mainly relies on equity issuances to raise new capital. The capital structure of the Company includes the components of equity as well as cash and cash equivalents.

On November 10, 2021, the Company filed a short form base shelf prospectus which will allow the Company to issue common shares, warrants, subscriptions receipts, debt securities, units (comprised for more than one of common shares, debt securities, subscriptions receipts and or warrants) or a combination thereof up to an aggregate total of C$100,000,000. The initial base shelf prospectus was effective until December 2023.

In connection with the initial base shelf prospectus:

-	On October 25, 2022, the Company closed the October 2022 Offering for a total of $7,891,000 (C$10,763,000) which consisted of the sale of 4,783,400 units at a price of C$2.25 per unit.

-	On March 22, 2023, the Company closed the March 2023 Offering for a total of $21,882,311 (C$30,005,000) which consisted of the sale of 7,060,000 shares at a price of C$4.25 per share.

On December 6, 2023, the Company filed a new short form base shelf prospectus (“Current Base Shelf Prospectus”) which will allow the Company to issue common shares, warrants, subscriptions receipts, debt securities, units (comprised of more than one of common shares, debt securities, subscription receipts and/or warrants) or a combination thereof up to an aggregate total of C$200,000,000. The new base shelf prospectus replaces the one approved on November 10, 2021 and expired on January 2026.

In connection with the Current Base Shelf Prospectus:

-	On October 31, 2024, the Company closed the October 2024 Offering for a total of $28,923,541 (C$40,250,000) which consisted of the sale of 8,050,000 shares at a price of C$5.00 per share.

-	On October 8, 2025, the Company closed the October 2025 Offering for a total of $89,879,588 (C$125,400,000) which consisted of the sale of 6,600,000 shares at a price of C$19.00 per share.

The Company prepares annual estimates of exploration and administrative expenditures and monitors actual expenditures compared to estimates to ensure that there is sufficient capital on hand to meet ongoing obligations. The Company maintains its cash in highly liquid short-term deposits which can be liquidated immediately without interest or penalty.

The Company’s overall strategy with respect to capital risk management has remained consistent for the year ended December 31, 2025 and 2024.